Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - Fair-value hedges - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of hedge items
Book value assets	kr 23,779	kr 21,401
Fair value hedge adjustments, assets	1,646	1,482
Book value liabilities	195,460	174,477
Fair value hedge adjustments, liabilities	5,454	4,102
Loans in the form of interest-bearing securities
Carrying amounts of hedge items
Book value assets	9,778	6,716
Fair value hedge adjustments, assets	598	547
Loans to credit institutions
Carrying amounts of hedge items
Book value assets	969	332
Fair value hedge adjustments, assets	4	5
Loans to the public
Carrying amounts of hedge items
Book value assets	13,032	14,353
Fair value hedge adjustments, assets	1,044	930
Debt securities issued
Carrying amounts of hedge items
Book value liabilities	195,460	174,477
Fair value hedge adjustments, liabilities	kr 5,454	kr 4,102